Filed pursuant to Rule  497(e)
                                                  under the Securities Act of
                                                  1933, as amended.
                                                              File No. 33-47287
                                                              File No. 811-6637


                                THE BRINSON FUNDS

                          SUPPLEMENT TO THE PROSPECTUS
               FOR THE BRINSON FUND -- SWISSKEY FUND CLASS SHARES
                   Prospectus Dated February 11, 1998


The following information supplements and supersedes any contrary information contained in the sections of the Trust's Prospectus.

      1. Delete the fifth sentence in the section "Investment Objectives and Policies - U.S. Large Capitalization Equity Fund" and insert the following two sentences:

                  The Series is a  non-diversified  portfolio  as  described  in
            "Investment Considerations and Risks - Non-Diversified Status." The Series seeks to achieve its objective by investing in a wide range of equity securities of U.S. companies that are traded on major stock exchanges as well as in the over-the-counter market.

      2.    Replace the paragraph entitled "Investment  Considerations and Risks
            -   Non-Diversified   Status  (Global  Bond  Fund  only)"  with  the
            following:

                  Non-Diversified  Status  (Global  Bond  Fund  and  U.S.  Large
            Capitalization Equity Fund) - Each Series is classified as a "non-diversified" investment company under the Act, which means that the proportion of the Series' assets that may be invested in the securities of a single issuer is not limited by the Act. Since each Series may invest a larger portion of its assets in the securities of a single issuer than investment companies that are classified as diversified funds under the Act, an investment in the Global Bond Fund or in the U.S. Large Capitalization Equity Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

      3.    Replace  the sixth  sentence  in the  section  "General  Information
            - Organization" with the following sentence:

                  All of the Series,  except the Global Bond Fund and the U.S.
            Large Capitalization Equity Fund, are diversified portfolios.


                            This supplement is dated April 7, 1998.

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